Real Estate Assets (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Property	Sep. 30, 2011
Business Acquisition [Line Items]
Number of businesses acquired (in properties)			32
Business Acquisition, Purchase Price Allocation [Abstract]
Land	$ 33,775,775		$ 33,775,775
Buildings and improvements	106,858,231		106,858,231
Total purchase price	157,042,550		157,042,550
Revenue of acquiree since acquisition date	1,847,000		2,495,000
Loss of acquiree since acquisition date	1,800,000		3,400,000
Pro forma basis (unaudited)
Revenue	3,053,386	3,053,386	9,098,700	9,098,700
Net income	500,499	569,773	2,586,868	(1,787,088)
Acquisition costs	2,610,841		4,559,418
Acquired-in-place leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount	18,326,349		18,326,349
Acquired above-market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount	1,090,327		1,090,327
Acquired below-market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired below-market leases	$ (3,008,132)		$ (3,008,132)